Other Long-Term Liabilities	12 Months Ended
May. 02, 2015
Other Long-Term Liabilities
5.	Other Long-Term Liabilities

Other long-term liabilities consist primarily of deferred rent, the Microsoft Commercial Agreement financing transaction (see Note 11) and tax liabilities and reserves. The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is classified as deferred rent. Other long-term liabilities include store closing expenses and long-term deferred revenues. The Company had the following long-term liabilities at May 2, 2015 and May 3, 2014:

	May 2, 2015	May 3, 2014
Deferred rent	$94,952	$128,280
Microsoft Commercial Agreement financing transaction (see Note 11)	—	140,714
Tax liabilities and reserves	71,369	51,399
Pension Liability (a) (see Note 8)	—	11,154
Other	29,981	35,442

Total long-term liabilities	$196,302	$366,989

(a)	Pension liabilities of $14,216 as of May 2, 2015 were reclassed to short-term as the plan termination is expected to be settled within twelve months.